SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2020		2019		2018
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1422	1.2271	1.1195	1.1234	1.1810	1.1450
Pound Sterling	0.8897	0.8990	0.8778	0.8508	0.8847	0.8945
Swiss Franc	1.0705	1.0802	1.1124	1.0854	1.1550	1.1269
Japanese Yen	121.8458	126.4900	122.0058	121.9400	130.3959	125.8500
Chinese Yuan	7.8747	8.0225	7.7355	7.8205	7.8081	7.8751
Australian Dollar	1.6549	1.5896	1.6109	1.5995	1.5797	1.6220
Canadian Dollar	1.5300	1.5633	1.4855	1.4598	1.5294	1.5605
Singapore Dollar	1.5742	1.6218	1.5273	1.5111	1.5926	1.5591
Hong Kong Dollar	8.8587	9.5142	8.7715	8.7473	9.2559	8.9675

Disclosure of straight line depreciation rates	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%